UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2008

Date of reporting period:	4/30/2007

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Core Investment Fund/Taxable Money Market Series

Schedule of Investments

as of April 30, 2007 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 9.2%
	Allied Irish Banks NY
$ 50,000	5.33%, 6/18/07(a)	$49,998,349
	American Express Centurion Bank
178,000	5.29%, 12/13/07(a)	177,994,489
	Bank of America, N.A.
200,000	5.28%, 8/23/07(a)	200,000,000
	Barclays Bank PLC
250,000	5.298%, 12/5/07(a)	249,968,972
	Branch Banking and Trust Co.
150,000	5.34%, 8/13/07	150,000,000
	Calyon NY
300,000	5.26%, 10/3/07(a)	299,955,883
	Fortis Bank NY
88,500	5.27%, 12/12/07(a)	88,489,155
	National Bank of Canada
80,000	5.31%, 10/15/07	80,000,000
	Societe Generale NY
180,000	5.265%, 9/21/07(a)	179,982,246
36,000	5.31%, 6/11/07(a)	35,998,669
	Suntrust Banks, Inc.
150,000	5.265%, 9/14/07(a)	149,988,957
80,000	5.28%, 6/5/07(a)	80,000,000

		1,742,376,720

Commercial Paper 42.8%
	Allianz Finance Corp., 144A
134,000	5.25%, 6/22/07(b)	132,983,833
	Amsterdam Funding Corp., 144A
125,000	5.26%, 5/10/07(b)	124,835,625
	Bank of America Corp.
200,000	5.165%, 10/12/07(b)	195,294,111
300,000	5.19%, 9/21/07(b)	293,815,250
30,000	5.20%, 7/31/07(b)	29,605,666
	Barton Capital Corp., 144A
47,252	5.27%, 5/11/07(b)	47,182,828
102,159	5.27%, 5/18/07(b)	101,904,766
117,675	5.28%, 5/15/07(b)	117,433,374
	Bear Stearns & Co., Inc.
247,000	5.23%, 6/20/07(b)	245,205,819
	BNP Paribas
250,000	5.31%, 10/11/07(b)	250,000,000
	Bryant Park Funding LLC, 144A
49,733	5.27%, 5/25/07(b)	49,558,271
	Cafco LLC, 144A
80,000	5.225%, 6/11/07(b)	79,523,944
69,000	5.235%, 6/1/07(b)	68,688,954
35,500	5.24%, 6/15/07(b)	35,267,475

80,000	5.25%, 5/8/07(b)	79,918,333
40,020	5.26%, 5/4/07(b)	40,002,458
174,400	5.265%, 5/14/07(b)	174,068,422
	Cargill Global Funding PLC, 144A
50,000	5.28%, 5/24/07(b)	49,831,333
	Ciesco LP, 144A
75,000	5.24%, 5/31/07(b)	74,672,813
150,000	5.25%, 6/1/07(b)	149,323,813
	Citigroup Funding, Inc.
100,000	5.23%, 6/1/07(b)	99,549,639
125,000	5.235%, 6/5/07(b)	124,363,802
55,000	5.235%, 6/26/07(b)	54,552,117
171,600	5.24%, 6/7/07(b)	170,676,078
50,000	5.24%, 6/8/07(b)	49,723,444
200,000	5.24%, 6/13/07(b)	198,748,222
200,000	5.24%, 7/24/07(b)	197,554,667
38,000	5.245%, 6/15/07(b)	37,750,863
	Countrywide Financial Corp.
75,000	5.30%, 5/21/07(b)	74,779,167
	Danske Corp., 144A
23,401	5.20%, 8/1/07(b)	23,090,027
	Deutsche Bank
100,000	5.205%, 8/13/07(b)	98,496,333
	Falcon Asset Securitization Corp., 144A
200,000	5.27%, 5/22/07(b)	199,385,167
139,794	5.245%, 5/7/07(b)	139,671,797
	General Electric Capital Corp.
525,000	5.20%, 7/23/07(b)	518,709,002
100,000	5.35%, 8/13/07(b)	98,497,778
	Goldman Sachs Group, Inc.
200,000	5.175%, 10/16/07(b)	195,170,000
184,245	5.235%, 5/25/07(b)	183,601,985
	HSBC Finance Corp.
45,000	5.235%, 6/22/07(b)	44,659,725
	ING America Insurance Holdings, Inc.
50,000	5.23%, 6/1/07(b)	49,774,819
48,600	5.23%, 6/15/07(b)	48,282,278
75,000	5.24%, 5/11/07 (b)	74,890,833
28,600	5.24%, 5/30/07(b)	28,479,276
	Irish Life & Permanent PLC, 144A
40,267	5.19%, 8/15/07(b)	39,651,653
31,000	5.19%, 8/16/07(b)	30,521,799
	Kredietbank NA
6,000	5.225%, 6/5/07(b)	5,969,521
	Nestle Capital Corp., 144A
50,000	5.175%, 8/10/07(b)	49,274,063
	NYALA Funding LLC, 144A
208,579	5.24%, 5/16/07(b)	208,123,603
25,000	5.26%, 7/16/07(b)	24,722,389
	Old Line Funding Corp., 144A
26,000	5.24%, 6/11/07(b)	25,844,838
151,467	5.27%, 5/7/07(b)	151,333,961
	Procter & Gamble International Finance, 144A
50,000	5.235%, 6/15/07(b)	49,672,813
50,000	5.235% 6/18/07(b)	49,651,000
	Prudential PLC, 144A
86,000	5.23%, 6/4/07(b)	85,575,208

15,000	5.235%, 6/19/07(b)	14,893,119
125,000	5.24%, 5/15/07(b)	124,745,278
	Sheffield Receivables Corp., 144A
50,000	5.27%, 5/16/07(b)	49,890,313
50,000	5.27%, 5/18/07(b)	49,875,569
109,521	5.27%, 5/22/07(b)	109,184,314
200,000	5.28%, 5/24/07(b)	199,325,333
30,000	5.27%, 5/29/07(b)	29,877,033
123,403	5.27%, 5/31/07(b)	122,861,055
	Swedbank Mortgage AB
150,000	5.15%, 9/13/07	147,103,125
100,000	5.22%, 8/13/07(b) 144A	98,492,000
	Swiss Re Financial Product, 144A
50,000	5.25%, 6/26/07(b)	49,591,667
20,000	5.29%, 5/7/07(b)	19,982,367
	Total Capital, 144A
100,000	5.30%, 5/1/07(b)	100,000,000
	Toyota Motor Credit Corp.
75,000	5.20%, 8/3/07(b)	73,981,667
	Tulip Funding Corp., 144A
231,900	5.29%, 5/31/07(b)	230,877,707
263,586	5.295%, 5/29/07(b)	262,500,465
	UBS Finance Delaware LLC
160,000	5.115%, 12/10/07(b)	154,930,467
40,000	5.23%, 6/8/07(b)	39,779,178
	Westpac Banking Corp., 144A
145,000	5.180%, 10/16/07(b)	141,494,867
	Windmill Funding Corp., 144A
45,000	5.255%, 6/8/07(b)	44,750,388
110,000	5.26%, 5/10/07(b)	109,855,350
75,000	5.26%, 6/6/07(b)	74,605,499
50,000	5.26%, 6/15/07(b)	49,671,250

		8,068,132,966

Loan Participations 2.1%
	Cargill Global Funding PLC
50,000	5.31%, 5/11/07(d)	50,000,000
50,000	5.31%, 5/14/07(d)	50,000,000
100,000	5.31%, 5/22/07(d)	100,000,000
	Cargill, Inc.
60,309	5.31%, 5/22/07(d)	60,309,000
	Caterpillar, Inc.
41,684	5.30%, 5/11/07(d)	41,684,000
	Countrywide Home Loans, Inc.
90,000	5.33%, 5/14/07(d)	90,000,000

		391,993,000

Municipal Bonds 0.6%
	Massachusetts St. Health & Educational, Harvard University, F.R.W.D., Ser. GG3
26,335	5.31%, 5/3/07(c)	26,335,000
	New Jersey Econ. Dev. Auth., Wtr. Facs. Rev., Rfdg. United Wtr. New Jersey Inc., Proj. A, F.R.D.D., A.M.B.A.C., Ser. 96A

20,150	4.05%, 5/1/07(c)	20,149,240
	New York City N.Y. HDC Related Westport Dev., F.R.W.D., Ser. 04B
13,000	5.30%, 5/2/07(c)	13,000,000
	Ohio State of BP Exploration & Oil, F.R.D.D., A.M.T., Ser. 04
13,500	4.12%, 5/1/07(c)	13,499,514
	Port Auth. of New York & New Jersey, Versatile Structure Oblig., Ser.3, F.R.D.D.
17,990	4.08%, 5/1/07(c)	17,989,335
	ST Charles Parish LA Shell Oil Co., F.R.D.D., A.M.T., Ser. 93
17,650	4.13%, 5/1/07(c)	17,649,365

		108,622,454

Other Corporate Obligations 41.7%
	American Express Centurion Bank
83,000	5.29%, 7/18/07(a)	83,000,000
	American Express Credit Corp., M.T.N.
129,000	5.42%, 3/5/08(a)	129,012,395
	Australia & New Zealand Banking Group Ltd., M.T.N., 144A
530,000	5.318%, 4/4/08(a)	529,999,999
	Banco Espanol De Credito, M.T.N., 144A
450,000	5.335%, 4/18/08(a)	450,000,000
	BMW US Capital LLC, 144A
50,000	5.30%, 5/5/08(a)	50,000,000
	Caja de Ahorros y Monte de Piedad de Madrid
153,000	5.360%, 5/12/08	153,000,000
	Caterpillar Financial Services Corp., M.T.N
110,000	5.29%, 4/8/08(a)	110,000,000
	Citigroup, Inc.
3,200	3.50%, 2/1/08	3,156,478
	General Electric Capital Corp., M.T.N.
11,355	5.416%, 4/15/08(a)	11,365,007
111,000	5.445%, 7/9/07(a)	111,000,000
25,000	5.445%, 10/17/07(a)	25,000,000
	Genworth Life Insurance Co.
	5.40%, 6/24/08(d)(e)
125,000	(cost $125,000,000; date purchased 4/16/07)	125,000,000
	5.40%, 6/13/08(d)(e)
22,000	(cost $22,000,000; date purchased 4/24/07)	22,000,000
	Goldman Sachs Group, Inc., M.T.N.
80,000	5.46%, 5/11/07(a)	80,002,612
25,950	5.474%, 7/2/07(a)	25,956,124
	HBOS Treasury Services, M.T.N., 144A
480,000	5.29%, 5/7/08(a)	479,999,999
50,000	5.31%, 5/9/08(a)	49,998,744
	HSBC Finance Corp., M.T.N.
324,000	5.330%, 4/4/08(a)	324,000,000
45,000	5.39%, 10/4/07(a)	45,013,983
171,000	5.40%, 6/1/07(a)	171,008,278
	HSBC USA, Inc., M.T.N.
100,000	5.32%, 5/15/08(a)	100,000,000
	ING Verzekeringen NV, M.T.N., 144A
452,000	5.29%, 5/5/08(a)	452,000,000
	Irish Life & Permanent PLC, M.T.N., 144A
218,000	5.36%, 5/21/08(a)	217,993,491
	JPMorgan Chase & Co., M.T.N.

340,000	5.29%, 5/2/08(a)	340,000,000
229,000	5.30%, 5/9/08(a)	229,000,000
	Kommunalkredit Austria AG, 144A
96,000	5.34%, 5/22/08(a)	96,000,000
	Merrill Lynch & Co., Inc., M.T.N.
170,000	5.30%, 5/19/08(a)	170,000,000
118,200	5.36%, 6/15/07(a)	118,210,754
170,000	5.40%, 5/2/08(a)	170,000,000
40,000	5.475%, 7/9/07(a)	40,010,897
184,000	5.57%, 7/11/07(a)	184,000,000
	Metropolitan Life Insurance Co.
	5.38%, 10/1/07(d)(e)
108,000	(cost $108,000,000; date purchased 10/2/06)	108,000,000
	5.42%, 2/1/08(d)(e)
63,000	(cost $63,000,000; date purchased 2/1/07)	63,000,000
	Metlife Insurance Company of Connecticut
	5.38%, 7/9/07(d)(e)
84,000	(cost $84,000,000; date purchased 7/7/06)	84,000,000
	5.42%, 2/25/08(d)(e)
59,000	(cost $59,000,000; date purchased 2/23/07)	59,000,000
	Morgan Stanley
144,000	5.36%, 5/2/08(a) M.T.N.	144,000,000
19,000	5.38%, 5/13/08(a)	19,006,686
200,000	5.40%, 5/2/08(a) M.T.N.	200,000,000
177,000	5.41%, 5/23/08(a) M.T.N.	177,000,000
61,000	5.48%, 7/27/07(a)	61,022,294
	National City Bank of Indiana, M.T.N.
25,000	5.395%, 5/13/08(a)	25,014,369
32,000	5.415%, 5/6/08(a)	32,027,610
	National City Bank of Cleveland, M.T.N.
58,000	5.335%, 1/25/08(a)	58,006,249
15,000	5.336%, 3/25/08(a)	15,003,242
	National City Bank, M.T.N.
200,000	5.35%, 2/13/08(a)	200,038,298
66,000	5.37%, 2/7/08(a)	66,042,059
95,450	5.40%, 1/10/08(a)	95,502,984
	Nationwide Building Society, 144A
50,000	5.430%, 4/28/08(a)	50,016,570
	Nordea Bank AB, 144A
160,000	5.31%, 5/9/08(a)	160,000,000
197,000	5.33%, 5/9/08(a)	197,000,000
	Paccar Financial Corp., M.T.N.
80,000	5.256%, 7/16/07(a)	79,987,928
	Pacific Life Insurance Co.
	5.47%, 7/13/07(d)(e)
36,000	(cost $36,000,000; date purchased 6/15/06)	36,000,000
	Skandinaviska Enskilda Banken AB, 144A
180,000	5.32%, 5/16/08(a)	180,000,000
	Suntrust Bank Atlanta
20,500	5.429%, 4/2/08(a)	20,522,065
	US Bank, N.A., M.T.N.
190,000	5.37%, 9/10/07(a)	190,047,420
	Wells Fargo & Co., M.T.N.
340,000	5.31%, 5/2/08(a)	340,000,000
	Westpac Banking Corp.
89,000	5.40%, 4/11/08(a) M.T.N.	89,000,343

20,000	5.42%, 5/25/07(a) 144A	20,001,143

		7,864,968,021

Time Deposits 2.7%
	National Australia Bank Limited
75,000	5.30%, 5/1/07	75,000,000
	PNC Bank, N.A.
279,397	5.281%, 5/1/07	279,397,000
	Societe Generale Euro.
150,000	5.313%, 5/1/07	150,000,000

		504,397,000

Repurchase Agreement 0.8%
	BNP Paribas NY
	5.24%, dated 4/30/07, due 5/1/07 in the amount of $152,778,234
152,756	(cost $152,756,000; the value of the collateral including interest was $155,815,454)(g)	152,756,000

	Total Investments 99.9%
	(amortized cost $18,833,246,161)(f)	18,833,246,161
	Other assets in excess of liabilities 0.1%	22,572,977

	Net Assets 100.0%	$18,855,819,138

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.M.B.A.C.— American Municipal Bond Assurance Corporation.

A.M.T. — Alternative Minimum Tax.

F.R.D.D.— Floating Rate (Daily) Demand.

F.R.W.D.—Floating Rate (Weekly) Demand.

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

N.A.—National Association (National Bank).

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at April 30, 2007.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(d)	Indicates a security that has been deemed illiquid.
(e)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $497,000,000. The aggregate value of $497,000,000 is 2.6% of net assets.
(f)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(g)	Repurchase Agreement is collateralized by U.S. Treasury or Federal agency obligations.

Dryden Core Investment Fund: Short-Term Bond Series

Schedule of Investments

as of April 30, 2007 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.0%
ASSET BACKED SECURITIES 54.4%
Ace Securities Corp., Home Equity Loan, Ser. 2002-HE1, Class M1(a)	Aa2	6.295%	06/25/32	$905	$914,908
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2 (a)	A2	7.02	11/25/33	1,352	1,356,754
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1 (a)	Aa2	6.22	09/25/33	1,558	1,558,920
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(a)	Aa2	5.84	04/25/34	4,837	4,837,017
Ace Securities Corp., Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	5.77	04/25/35	2,000	2,002,503
Ace Securities Corp., Home Equity Loan, Ser. 2007-HE1, Class A2C (a)	Aaa	5.49	01/25/37	10,000	9,981,550
Ace Securities Corp., Home Equity Loan, Ser. 2007-WM1, Class A2C (a)	Aaa	5.49	11/25/36	10,000	9,984,490
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A	Baa1	5.82	02/15/12	10,508	10,530,556
American Express Credit Account Master Trust, Ser. 2003-2, Class B(a)	Aa3	5.69	10/15/10	10,000	10,028,708
American Express Credit Account Master Trust, Ser. 2006-1, Class C, 144A(a)	Baa1	5.60	12/15/13	10,000	9,962,500
American Express Credit Account Master Trust, Ser, 2006-3, Class C, 144A(a)	Baa1	5.60	03/17/14	10,000	9,980,700
American Express Credit Account Master Trust, Ser. 2006-B, Class C, 144A(a)	Baa1	5.61	08/15/13	13,000	12,991,160
American Express Credit Account Master Trust, Ser. 2007-1, Class B(a)	A2	5.43	09/15/14	15,000	14,987,024
American Express Credit Account Master Trust, Ser. 2007-1, Class C, 144A(a)	Baa2	5.59	09/15/14	5,000	4,997,812
American Express Credit Account Master Trust, Ser. 2007-3, Class B	A2	5.41	10/15/12	10,000	9,994,537
American Express Credit Account Master Trust, Ser. 2007-3, Class C, 144A(a)	Baa2	5.57	10/15/12	2,000	2,000,000
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1 (a)	Aa2	6.67	02/25/33	7,333	7,337,753
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M2 (a)	A2	8.095	02/25/33	2,640	2,633,776
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1 (a)	Aa2	6.01	01/25/34	1,600	1,607,930
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1 (a)	Aa2	6.07	01/25/34	3,200	3,225,650
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2 (a)	A2	7.17	03/25/33	1,132	1,109,753
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1	Aa2	6.02	10/25/33	7,300	7,331,690
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2 (a)	A2	6.52	07/25/32	735	737,448
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC6, Class M1 (a)	Aa2	6.07	08/25/32	3,924	3,928,217

Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC9, Class M1(a)	Aa2	6.97	12/25/32	2,997	3,000,222
Asset Backed Funding Cert., Ser. 2006-HE1, Class A2C(a)	Aaa	5.48	01/25/37	4,400	4,394,187
Asset Backed Funding Cert., Ser. 2006-HE1, Class A2D(a)	Aaa	5.54	01/25/37	33,544	33,449,771
Asset Backed Funding Cert., Ser. 2006-OPT1, Class A3D (a)	Aaa	5.56	09/25/36	6,000	6,001,723
Asset Backed Funding Cert., Ser. 2006-OPT1, Class M2 (a)	Aa2	5.61	09/25/36	6,000	5,978,801
Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE5, class M2(a)	A2	7.22	09/15/33	3,062	3,076,026
Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE6, Class M2 (a)	A2	6.97	11/25/33	3,500	3,526,000
Asset Backed Securities Corp., Home Equity Loan, Ser. 2004-HE1, Class M2(a)	A2	6.97	01/15/34	3,467	3,476,647
Asset Backed Securities Corp., Home Equity Loan, Ser. 2007-HE1, Class A4(a)	Aaa	5.46	12/25/36	11,000	10,987,373
BA Credit Card Trust, Ser. 2006, Class C4 (a)	Baa2	5.55	11/15/11	26,300	26,305,152
Bank One Issuance Trust, Ser. 2003, Class C4 (a)	Baa2	6.35	02/15/11	10,000	10,092,001
Bank One Issuance Trust, Ser. 2004, Inc. Class C1(a)	Baa2	5.82	11/15/11	5,000	5,025,228
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-FR3, Class M2 (a)	A2	6.49	09/25/34	1,450	1,455,809
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE8, Class M2 (a)	A2	6.52	09/25/34	1,100	1,103,970
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(a)	Aaa	5.49	12/25/36	19,000	18,940,692
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class A2(a)	Aaa	5.59	09/25/35	4,500	4,503,335
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(a)	A2	7.57	01/25/33	520	520,817
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2003-HE4, Class M2 (a)	A2	6.97	03/25/34	3,500	3,476,966
Centex Home Equity, Ser. 2003-A, Class M2(a)	A2	7.05	03/25/33	736	736,405
Centex Home Equity, Ser. 2003-B, Class M1(a)	Aa2	6.02	06/25/33	1,750	1,750,663
Centex Home Equity, Ser. 2003-B, Class M2(a)	A2	7.02	06/25/33	1,725	1,726,757
Centex Home Equity, Home Equity Loan, Ser. 2002-D, Class M1 (a)	Aa2	6.39	12/25/32	2,765	2,766,125
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	5.72	03/25/35	3,000	3,000,661
Chase Credit Card Master Trust, Ser. 2003-6, Class C(a)	Baa1	6.12	02/15/11	18,000	18,178,767
Chase Funding Mortgage Loan, Ser. 2003-2, Class 2A2 (a)	Aaa	5.60	02/25/33	1,877	1,877,107
Chase Issuance Trust, Ser. 2006-C2, Class C(a)	Baa2	5.62	04/15/13	10,451	10,461,731
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	5.61	01/15/14	35,000	34,999,583
Citibank Credit Card Issuance Trust, Ser. 2001-C1, Class C1(a)	Baa2	6.4356	01/15/10	16,410	16,507,868
Citibank Credit Card Issuance Trust, Ser. 2002-C3, Class C3(a)	Baa2	6.4949	12/15/09	4,000	4,020,399
Citibank Credit Card Issuance Trust, Ser. 2005-C6, Class C6 (a)	Baa2	5.65	11/15/12	14,000	14,027,173
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1 (a)	Baa2	5.72	02/20/15	19,100	19,176,224

Citibank Credit Card Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	5.54	01/09/12	34,120	34,102,485
Citibank Mortgage Loan Trust, Inc., Ser. 2006-HE2, Class A2B(a)	Aaa	5.42	08/25/36	4,000	3,998,531
Citibank Mortgage Loan Trust, Inc., Ser. 2006-WFH3, Class M2 (a)	Aa2	5.62	10/25/36	12,000	11,956,044
Citigroup Mortgage Loan Trust, Inc., Home Equity Loan, Ser. 2006-HE1, Class M2(a)	Aa2	5.66	01/25/36	2,500	2,494,266
Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH2, Class M2 (a)	Aa2	5.60	08/25/36	13,000	12,963,855
CLI Funding LLC, Ser. 2006-1A, Class A, 144A(a)	Aaa	5.50	08/18/21	18,667	18,660,880
Conseco Finance Corp., Ser. 2001-C, Class M1 (a)	Aa3	6.02	08/15/33	1,045	1,045,238
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser, 2002-3, Class M1 (a)	Aa2	6.445	03/25/32	834	834,912
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1 (a)	Aa2	6.02	08/25/33	4,858	4,871,407
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2005-13, Class MV2(a)	Aa2	5.78	04/25/36	9,900	9,919,515
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2006-BC3, Class M2 (a)	Aa2	5.64	02/25/37	11,000	10,965,989
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2006-S4, Class A1 (a)	Aaa	5.43	07/25/34	18,992	18,991,192
Countrywide Asset-Backed Certificates, Ser. 2003-5, Class MV1(a)	Aaa	5.92	01/25/34	831	831,997
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(a)	Aa2	5.82	05/25/34	3,500	3,507,359
Countrywide Asset-Backed Cerficates, Ser. 2005-2, Class M1(a)	Aa1	5.74	08/25/35	3,300	3,306,719
Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV1(a)	Aa1	5.76	04/25/36	4,000	3,999,941
Countrywide Asset-Backed Certificates, Ser. 2006-13, Class 1AF1(a)	Aaa	5.44	01/25/37	8,602	8,602,658
Countrywide Asset-Backed Certificates, Ser. 2006-S7, Class A1(a)	Aaa	5.41	11/25/35	41,904	41,900,693
Countrywide Asset-Backed Certificates, Ser. 2006-S8, Class A1(a)	Aaa	5.41	04/25/36	32,032	32,026,352
Countrywide Asset-Backed Certificates, Ser. 2007-1, Class 2A4(a)	Aaa	5.55	07/25/37	12,400	12,356,518
Countrywide Asset-Backed Cerificates, Ser. 2007-2, Class 2A4(a)	Aaa	5.54	02/25/37	10,000	9,953,357
Countrywide Asset-Backed Certificates, Ser. 2007-S1, Class A1A(a)	Aaa	5.43	02/25/37	18,878	18,874,721
Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A(a)	Aaa	5.56	04/15/35	2,471	2,472,957
Countrywide Home Equity Loan Trust, Ser. 2005-B, Class 2A(a)	Aaa	5.50	05/15/35	2,544	2,544,353
Countrywide Home Equity Loan Trust, Ser. 2005-I, Class 2A(a)	Aaa	5.55	02/15/36	5,271	5,268,264
Countrywide Home Equity Loan Trust, Ser. 2006-B, Class 2A(a)	Aaa	5.49	05/15/36	7,613	7,609,190
Countrywide Home Equity Loan Trust, Ser. 2006-G, Class 2A (a)	Aaa	5.47	10/15/36	12,206	12,200,875
Countrywide Home Equity Loan Trust, Ser. 2006-H, Class 2A1A (a)	Aaa	5.47	11/15/36	29,256	29,232,227
Countrywide Home Equity Loan Trust, Ser. 2006-I, Class 2A(a)	Aaa	5.46	01/15/37	45,352	45,331,488

Credit-Based Asset Servicing & Securitization LLC, Ser. 2006-CB9, Class A4(a)	Aaa	5.55	11/25/36	12,000	11,993,933
CS First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(a)	Aaa	5.94	01/25/32	3,067	3,067,775
CS First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Aa2	6.92	03/25/32	1,455	1,456,111
Discover Card Master Trust I Credit Card, Ser. 2003-4, Class B1(a)	A2	5.65	05/15/11	2,515	2,525,302
Discover Card Master Trust I Credit Card, Ser. 2003-4, Class B2(a)	A2	5.75	05/15/13	3,000	3,022,904
Discover Card Master Trust I Credit Card, Ser. 2004-1, Class B(a)	A2	5.50	04/16/10	6,000	6,000,955
Discover Card Master Trust I, Ser. 2006-3, Class B1 (a)	A2	5.46	03/15/14	9,816	9,831,629
Discover Card Master Trust I, Ser. 2007-3, Class B1(a)	A2	.00	05/17/10	15,000	14,991,513
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	A2	7.22	12/25/32	736	745,575
Equifirst Mortgage Loan Trust, Ser. 2003-2, Class M3 (a)	A3	7.47	09/25/33	778	795,532
Fieldstone Mortgage Investment Corp., Home Equity Loan, Ser. 2006-1, Class M2(a)	Aa2	5.70	05/25/36	3,289	3,282,827
Fieldstone Mortgage Investment Corp., Ser. 2006-2, Class 2A2(a)	Aaa	5.49	07/25/36	15,210	15,034,512
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FF2, Class M3(a)	Aa3	5.80	03/25/35	6,000	5,997,374
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	Aa3	5.97	12/25/35	3,500	3,440,288
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FF13, Class A2D (a)	Aaa	5.56	10/25/36	15,000	14,992,827
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FFH1, Class M2(a)	Aa2	5.72	01/25/36	2,000	1,999,980
First USA Credit Card Master Trust, Ser. 1997-8, Class B(a)	Aa3	5.68	05/17/10	1,550	1,551,780
Flagstar Home Equity Loan Trust, Ser. 2006-2A, Class A (cost $30,182,000; date purchased 12/14/06), 144A(a)(d)	Aaa	5.48	06/25/19	30,182	29,984,610
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa2	6.02	12/25/33	1,500	1,502,002
Fremont Home Loan Trust, Ser. 2004-1, Class M6 (a)	A3	6.62	02/25/34	525	525,397
Fremont Home Loan Trust, Ser. 2004-2, Class M2 (a)	Aa2	5.94	07/25/34	2,400	2,410,501
Fremont Home Loan Trust, Ser. 2006-B, Class 2A3(a)	Aaa	5.48	08/25/36	34,600	34,499,351
Fremont Home Loan Trust, Ser. 2006-C, Class 2A2(a)	Aaa	5.47	10/25/36	25,000	24,965,238
GE Business Loan Trust, Ser. 2003-2, Class A 144A(a)	Aaa	5.69	11/15/31	16,695	16,688,426
GE Business Loan Trust, Ser. 2006-2, Class A, 144A(a)	Aaa	5.50	11/15/34	14,820	14,798,330
GE Capital Credit Card Master Note Trust, Credit Card, Ser. 2004-1, Class B(a)	A1	5.62	06/15/10	1,900	1,900,574
GE Capital Credit Card Master Note Trust, Home Equity Loan, Ser. 2004-2, Class B(a)	A1	5.58	09/15/10	7,800	7,803,583

GE Capital Credit Card Master Note Trust, Ser. 2005-3, Class B(a)	A1	5.62	06/15/13	4,000	4,024,969
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class B (a)	A2	5.43	09/15/12	9,000	9,003,998
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class C (a)	Baa2	5.56	09/15/12	11,500	11,505,096
GE Capital Credit Card Master Note Trust, Ser. 2007-1, Class C(a)	Baa2	5.62	03/15/13	21,000	20,994,162
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(a)	A2	5.53	03/16/15	10,000	9,999,900
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(a)	Baa2	5.71	03/16/15	13,680	13,679,850
GE Corporate Aircraft Financing, Ser. 2005-1, Class A3(a), 144A	Aaa	5.58	08/26/19	12,500	12,500,000
GE Dealer Floorplan Master Note Trust, Ser. 2006-1, Class B(a)	A1	5.49	04/20/11	24,500	24,535,140
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	A1	5.56	04/20/13	5,000	5,005,069
GE Dealer Floorplan Master Note Trust, Ser. 2006-3, Class B (a)	A1	5.49	07/20/11	19,000	19,021,527
GE Seaco Finance, Ser. 2005-1A, Class A, 144A(a)	Aaa	5.57	11/17/20	12,017	12,039,198
GMAC Mortgage Corp Loan Trust, Ser. 2001-HE2, Class 1A1(a)	Aaa	5.54	12/25/26	7,357	7,360,442
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2004-HE4, Class A2(a)	Aaa	5.51	03/25/35	10,000	10,008,739
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2005-HE3, Class A2(a)	Aaa	5.47	02/25/36	7,775	7,777,095
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2006-HE3, Class A1 (a)	Aaa	5.42	10/25/36	10,410	10,410,509
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2006-HE4, Class A2 (a)	Aaa	5.46	12/25/36	15,000	14,978,603
GSAMP Trust Home Equity Loan, Ser. 2003-FM1, Class M2 (a)	A2	8.095	03/20/33	347	347,285
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M2(a)	A2	6.72	11/25/33	1,565	1,568,351
GSAMP Trust Home Equity Loan, Ser. 2004-NC1, Class M1(a)	Aa2	5.87	03/25/34	1,777	1,781,060
GSAMP Trust Home Equity Loan, Ser. 2005- HE6, Class M2(a)	Aa2	5.77	11/25/35	4,500	4,504,324
GSAMP Trust Home Equity Loan, Ser. 2006-HE6, Class A3(a)	Aaa	5.47	08/25/36	20,148	20,124,312
GSAMP Trust Home Equity Loan, Ser. 2006-HE7, Class A2D (a)	Aaa	5.55	10/25/36	2,700	2,699,966
GSAMP Trust Home Equity Loan, Ser. 2007-HE2, Class A2C(a)	Aaa	5.59	04/25/37	10,000	10,000,000
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class M2 (a)	Aa1	5.61	03/20/36	13,834	13,750,886
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-3, Class A4 (a)	Aaa	5.56	03/20/36	7,300	7,264,553
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1 (a)	Aa2	6.67	02/25/33	2,729	2,730,858
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1	Aa2	6.82	03/25/33	2,051	2,052,693
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa1	6.18	08/25/33	4,566	4,569,167
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-8, Class M1(a)	Aa2	6.04	04/25/34	1,257	1,259,152

Home Equity Asset Trust, Home Equity Loan, Ser. 2006-6, Class 2A4(a)	Aaa	5.56	11/25/36	14,500	14,506,428
Household Affinity Credit Card Master Note Trust I, Ser. 2003-1, Class B(a)	A1	5.87	02/15/10	11,250	11,289,896
Household Credit Card Master Note Trust, Ser. 2006-1, Class B (a)	A2	5.46	06/15/12	18,000	18,007,990
Household Home Equity Loan Trust, Ser. 2006-4, Class A3V(a)	Aaa	5.47	03/20/36	15,000	14,992,589
HSBC Private Label Credit Card Master Note Trust, Ser. 2007-1, Class B(a)	A2	5.43	12/16/13	25,000	24,993,213
HSI Asset Securitization Corp. Trust, Ser. 2006-HE2, Class 2A4(a)	Aaa	5.54	12/25/36	7,000	6,993,127
Irwin Home Equity, Ser. 2006-2, Class 2A1, 144A(a)	Aaa	5.42	02/25/36	9,836	9,833,559
IXIS Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE1, Class A4(a)	Aaa	5.62	03/25/36	3,000	3,014,481
IXIS Real Estate Capital Trust, Home Equity Loan, Ser.2006-HE3, Class A4 (a)	Aaa	5.55	01/25/37	9,900	9,855,967
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CH2, Class AV4(a)	Aaa	5.46	10/25/36	7,000	6,987,595
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV5 (a)	Aaa	5.56	08/25/36	7,447	7,487,177
JP Morgan Mortgage Acquisition Corp., Ser. 2006-WMC2, Class M1(a)	Aa1	5.60	07/25/36	4,200	4,182,211
JP Morgan Mortgage Acquisition Corp., Ser. 2006-WMC3, Class A5 (a)	Aaa	5.56	08/25/36	2,900	2,899,965
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1 (a)	Aa2	6.07	07/25/33	2,283	2,285,538
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	6.00	08/25/33	4,700	4,716,323
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1 (a)	Aa2	5.85	06/25/34	2,350	2,349,558
Long Beach Mortgage Loan Trust, Ser. 2005-02, Class M2(a)	Aa2	5.78	04/25/35	1,100	1,100,985
Marlin Leasing Receivables LLC, Equipment, Ser. 2004-1A, Class A4 (a), 144A	Aaa	5.62	05/15/11	4,819	4,819,427
Master Asset Backed Securities Trust, Home Equity Loan, Ser. 2006-HE3, Class A3 (a)	Aaa	5.47	08/25/36	14,375	14,211,160
Master Asset Backed Securities Trust, Ser. 2006-WMC3, Class A5 (a)	Aaa	5.56	08/25/36	3,200	3,201,534
MBNA Credit Card Master Note Trust, Credit Card Loan, Ser. 2005-C3, Class C3(a)	Baa2	5.59	03/15/11	30,000	30,059,547
MBNA Credit Card Master Note Trust, Ser. 2006-C2, Class C2(a)	Baa2	5.62	08/15/13	21,800	21,815,125
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(a)	Baa2	5.61	10/15/13	7,455	7,457,646
Merrill Lynch Mortgage Investors Inc., Ser. 2003-WMC2, Class M2(a)	A2	8.17	02/25/34	1,165	1,166,722
Merrill Lynch Mortgage Investors Inc., Ser. 2006-RM4, Class A2D(a)	Aaa	5.58	09/25/37	4,000	3,999,948
Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2004-HE7, Class M1 (a)	Aa1	5.92	08/25/34	4,100	4,112,074
Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2006-HE6, Class A2D (a)	Aaa	5.56	09/25/36	7,000	6,999,939
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	Aa2	6.82	11/25/32	2,499	2,501,608

Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M-1(a)	Aa2	6.12	05/25/33	1,780	1,785,602
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M2(a)	A2	7.22	05/25/33	4,024	4,053,817
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(a)	Aa2	6.00	10/25/33	1,051	1,052,119
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	A3	8.77	04/25/33	453	453,565
Morgan Stanley ABS Capital I, Ser. 2003-NC6, Class M2 (a)	Aa3	7.27	06/25/33	6,950	6,962,968
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1 (a)	Aa2	6.02	09/25/33	4,600	4,603,827
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2 (a)	A2	7.07	09/25/33	1,623	1,627,549
Morgan Stanley ABS Capital I, Ser. 2005-WMC1, Class M1(a)	Aa1	5.79	01/25/35	3,900	3,903,520
Morgan Stanley ABS Capital I, Ser. 2007-HE2, Class A2C(a)	Aaa	5.45	01/25/37	15,060	15,026,391
Morgan Stanley ABS Capital I, Ser. 2007-HE2, Class A2D(a)	Aaa	5.53	01/25/37	15,960	15,868,929
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	A2	7.32	02/25/33	994	994,680
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	A2	7.27	07/25/32	413	413,871
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	6.73	10/25/32	2,487	2,488,565
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	A2	7.72	10/25/32	575	576,059
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	6.67	03/25/33	2,449	2,450,782
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(a)	Aa2	6.445	05/25/32	3,183	3,183,635
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(a)	A3	7.57	03/25/33	694	696,008
Morgan Stanley Home Equity Loan, Ser. 2005-2, Class M1(a)	Aa1	5.73	05/25/35	4,366	4,374,791
Morgan Stanley Home Equity Loan, Ser. 2007-1, Class A4(a)	Aaa	5.54	12/25/36	18,770	18,781,529
National City Credit Card Master Trust, Credit Card, Ser. 2006-1, Class B(a)	A2	5.47	03/15/13	11,000	11,019,324
National City Credit Card Master Trust, Credit Card, Ser. 2006-1, Class C(a)	Baa2	5.60	03/15/13	5,000	5,003,471
National City Credit Card Master Trust, Ser. 2007-1, Class C (a)	Baa2	5.62	03/17/14	17,625	17,617,014
National Collegiate Student Loan Trust, Ser. 2006-1, Class A2(a)	Aaa	5.46	08/25/23	5,000	4,999,900
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(a)	Aa2	6.04	01/25/34	18,038	18,066,074
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	5.91	05/25/34	8,956	8,920,721
Nomura Home Equity Loan, Inc., Ser. 2007-2, Class 2A3(a)	Aaa	5.51	01/25/37	19,000	18,965,711
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2002-6, Class M1 (a)	Aaa	6.445	11/25/32	652	652,203
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M2(a)	Aa2	5.74	12/25/35	8,000	8,012,480
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	Aa3	5.76	12/25/35	2,000	1,997,629

Origen Manufactured Housing, Ser. 2006-A, Class A1 (a)	Aaa	5.47	11/15/18	17,217	17,206,620
Origen Manufactured Housing, Ser. 2007-A, Class A1(a)	Aaa	5.47	04/15/37	15,000	15,000,000
Ownit Mortgage Trust Asset-Backed Certificates, Ser. 2006-OT1, Class A2, 144A(a)	Aaa	5.56	10/25/37	15,800	15,800,000
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	5.80	08/25/35	4,552	4,550,690
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2006-B, Class A3(a)	Aaa	5.60	05/25/36	3,000	2,991,453
Popular ABS Mortgage Pass-Through Trust , Ser. 2006-E, Class A1(a)	Aaa	5.41	01/25/37	9,184	9,181,400
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(a)	Aaa	5.51	03/25/36	10,000	9,996,262
Quest Trust, Home Equity Loan. Ser. 2006-X2, Class A2, 144A(a)	Aaa	5.61	08/25/36	6,000	5,971,875
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2 (a)	A2	6.57	05/25/34	1,235	1,239,434
Renaissance Home Equity Loan Trust, Ser. 2002-2, Class M1(a)	Aa2	6.12	08/25/32	1,100	1,100,000
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(a)	Aaa	5.75	06/25/33	1,139	1,140,791
Residential Asset Mortgage Products, Inc., Ser. 2006-RZ3, Class M2(a)	Aa2	5.70	08/25/36	4,500	4,486,616
Residential Asset Mortgage Products, Inc., Home Equity Loan, Ser. 2006-RZ4, Class A3 (a)	Aaa	5.59	10/25/36	5,500	5,502,855
Residential Asset Securities Corp., Home Equity Loan, Ser. 2003-KS7, Class AIIB(a)	Aaa	5.64	09/25/33	1,221	1,221,275
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	Aaa	5.65	12/25/35	4,200	4,209,768
Residential Asset Securities Corp., Home Equity Loan, Ser. 2006-KS3 , Class M2(a)	Aa2	5.66	04/25/36	4,500	4,485,974
Residential Asset Securities Corp., Ser. 2006-KS7, Class A2(a)	Aaa	5.42	09/25/36	5,000	4,998,068
Residential Asset Securities Corp., Ser. 2006-KS9, Class AI3(a)	Aaa	5.48	11/25/36	10,000	9,985,775
Residential Asset Securities Corp., Ser. 2007-KS1, Class A3(a)	Aaa	5.47	01/25/37	12,000	11,970,834
Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(a)	Aaa	5.54	01/25/37	7,316	7,265,157
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(a)	Aaa	5.54	02/25/37	7,500	7,499,903
Residential Asset Securities Corp., Ser. 2007-KS4, Class AI3(a)	Aaa	5.59	05/25/37	12,000	12,000,000
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2005-HS, Class AII(a)	Aaa	5.50	12/25/35	4,499	4,497,872
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2006-HSA, Class A(a)	Aaa	5.46	07/25/36	10,512	10,503,555
Saxon Asset Securities Trust, Ser. 2001-2, Class M1 (a)	Aa2	5.85	03/25/31	1,602	1,601,889
Saxon Asset Securities Trust, Ser. 2001-3, Class M1 (a)	Aa2	6.49	07/25/31	1,408	1,408,474
Saxon Asset Securities Trust, Ser. 2003-3, Class M2 (a)	A2	6.92	12/25/33	783	789,444
Saxon Asset Securities Trust, Ser. 2004-1, Class M1 (a)	Aa2	5.85	03/25/35	2,000	2,000,723

Saxon Asset Securities Trust, Ser. 2006-3, Class A4 (a)	Aaa		5.56	11/25/36	12,000	11,982,991
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M2 (a)	A2		6.42	02/25/34	1,875	1,878,050
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	Aaa		5.57	05/25/36	5,000	5,025,533
Securitized Asset Investment Loan Trust, Ser. 2004-4, Class A4 (a)	AAA	(e)	5.72	04/25/34	3,782	3,790,136
Soundview Home Equity Loan Trust, Ser. 2006-NLC1, Class A4, 144A (a)	Aaa		5.56	11/25/36	4,000	4,000,000
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(a)	Aa2		5.97	08/25/34	700	700,246
Specialty Underwriting & Residential Finance, Ser. 2006-BC3, Class M1(a)	Aa1		5.60	06/25/37	3,300	3,288,091
Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF4, Class M2(a)	Aa2		5.75	11/25/35	3,500	3,505,965
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-0W1, Class A3, 144A(a)	AAA	(e)	5.48	12/25/35	4,000	3,991,561
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-0W1, Class A4, 144A(a)	AAA	(e)	5.52	12/25/35	1,600	1,581,039
Tal Advantage, LLC, Ser. 2006-1, Class A	Aaa		5.51	04/20/21	9,000	8,999,955
Terwin Mortgage Trust, Ser. 2006-12SL, Class A1(a)	Aaa		5.44	11/25/37	40,232	40,232,204
Terwin Mortgage Trust, Ser. 2007-1SL, Class A1, 144A(a)	Aaa		5.43	01/25/37	7,345	7,344,800
Terwin Mortgage Trust, Ser. 2007-1SL, Class A2, 144A(a)	Aaa		5.56	01/25/37	14,730	14,730,000
Washington Mutual Asset-Backed Certificates, Ser. 2007-HE2, Class M2(a)	Aa2		5.64	02/25/37	2,400	2,387,724
Wells Fargo Home Equity Trust, Ser. 2006-2, Class A2(a)	Aaa		5.42	07/25/36	12,000	11,990,234
Wells Fargo Home Equity Trust, Ser. 2006-3, Class A3(a)	Aaa		5.53	01/25/37	5,730	5,723,949
Wells Fargo Home Equity Trust, Ser. 2006-3, Class M2(a)	Aa1		5.59	01/25/37	9,478	9,437,237

						27,151,420

Total asset backed securities (cost $2,042,820,522)						2,040,285,743

COMMERCIAL MORTGAGE BACKED SECURITIES 9.6%
Bank of America Large Loan, Ser. 2005-MIB1, Class A1, 144A(a)	Aaa		5.47	03/15/22	3,183	3,183,086
Bank of America Large Loan, Ser. 2006-BIX1, Class A1, 144A(a)	Aaa		5.39	10/15/19	17,433	17,432,529
Bank of America Large Loan, Ser. 2006-LAQ, Class A1, 144A(a)	Aaa		5.48	02/9/21	11,000	11,017,150
Bear Stearns Commerical Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa		5.43	03/15/19	7,000	6,999,975
Commercial Mortgage Pass Through Cert., Ser 2006-CNL2, Class A2FL, 144A	AAA	(e)	5.54	02/5/19	3,000	3,005,140
GE-WMC Mortgage Securities LLC, Ser. 2006-1, Class A2B(a)	AAA	(e)	5.47	08/25/36	3,600	3,595,958
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-FL1A, Class A1A, 144A(a)	Aaa		5.41	02/15/20	4,113	4,112,948

JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2SF(a)	Aaa	5.44	05/15/47	50,000	49,896,740
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF	Aaa	5.45	05/15/49	75,000	74,999,108
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(a)	Aaa	5.39	06/15/22	22,236	22,235,423
Merrill Lynch/Courtrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(a)	Aaa	5.44	12/12/49	25,000	24,999,715
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(a)	Aaa	5.42	08/12/48	35,000	34,901,563
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-06, Class A2FL(a)	Aaa	5.46	03/12/51	75,000	74,906,250
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WHL7, Class A1, 144A(a)	Aaa	5.59	09/15/21	29,039	29,039,051

Total commercial mortgage backed securities (cost $ 360,593,799)					360,324,636

CORPORATE BONDS 31.4%
Automobiles 1.4%
Daimlerchrysler NA Holding Corp.(a)	Baa1	5.69	03/13/09	50,000	50,095,200

Banking 2.9%
Anglo Irish Bank, 144A(a)	A2	5.35	05/05/08	20,000	20,005,080
BBVA US Senior SA Uniper, 144A	Aa1	5.4269	04/17/09	10,000	10,018,810
Citigroup, Inc., Notes(a)	Aa1	5.48	06/09/09	2,070	2,074,686
Credit Suisse USA, Inc.(a)	Aa3	5.44	11/20/09	25,000	25,037,075
HBOS Treasury Services PLC, M.T.N., 144A	Aa1	5.3969	07/17/09	15,000	15,016,245
J.P. Morgan Chase & Co., M.T.N.(a)	Aa2	5.475	12/21/11	30,000	30,006,030
J.P. Morgan Chase & Co., Notes, M.T.N.(a)	Aa2	5.4281	12/02/08	4,000	4,000,508

					106,158,434

Brokerage 4.8%
Bear Stearns & Co., Inc.(a)	A1	5.585	01/31/11	40,000	40,023,120
Goldman Sachs Group, Inc.(a)	Aa3	5.54	02/06/12	10,000	9,994,500
Goldman Sachs Group, Inc., M.T.N.(a)	Aa3	5.75	03/28/08	5,000	5,015,390
Lehman Brothers Holdings Inc., M.T.N.(a)	A1	5.61	11/10/09	6,900	6,926,986
Lehman Brothers Holdings, Inc., M.T.N.(a)	A1	5.585	01/12/12	25,000	24,988,125
Lehman Brothers Holdings Inc., Notes(a)	A1	5.46	08/21/09	7,000	7,000,014
Merrill Lynch & Co., Inc., M.T.N.(a)	Aa3	5.41	08/14/09	9,000	9,001,584
Merrill Lynch & Co., Inc., M.T.N.(a)	Aa3	5.60	09/09/09	10,000	10,037,090
Merrill Lynch & Co., Inc., M.T.N.(a)	Aa3	5.4275	12/04/09	20,000	19,993,720
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.(a)	Aa3	5.445	01/30/09	6,000	6,004,392
Morgan Stanley(a)	Aa3	5.6087	01/18/11	15,000	15,040,470
Morgan Stanley, M.T.N.(a)	Aa3	5.4456	01/15/10	25,000	24,993,450

					179,018,841

Building Materials & Construction 0.9%
Martin Marietta Material, Sr. Unsub. (a)	Baa1	5.505	04/30/10	35,000	34,990,270

Capital Goods 2.7%
Caterpillar Financial Services Corp., Notes, M.T.N.(a)	A2	5.41	03/10/09	5,000	5,002,260
Eaton Corp.(a)	A2	5.44	08/10/09	35,000	35,016,100
ERAC USA Finance Co., Notes, 144A(a)	Baa1	5.605	04/30/09	21,490	21,542,242
Fedex Corp.(a)	Baa2	5.44	08/08/07	5,000	5,002,795

John Deere Capital Corp., MTN (a)	A2	5.465	06/10/08	4,350	4,356,321
Snap-On, Inc.(a)	A3	5.62	01/12/10	25,000	25,013,500
United Technologies Corp.(a)	A2	5.4308	06/01/09	5,000	5,004,865

					100,938,083

Electric 0.5%
Dominion Resources, Inc.(a)	Baa2	5.54	11/14/08	20,000	20,016,860

Energy—Integrated 0.3%
Conocophilips AU Funding Co., Gtd. Notes(a)	A1	5.45	04/09/09	10,000	10,004,590

Energy—Other 1.2%
BJ Services Co.(a)	Baa1	5.53	06/01/08	46,078	46,113,065

Foods 1.1%
General Mills, Inc.(a)	Baa1	5.485	01/22/10	30,000	30,023,820
SABmiller PLC, 144A(a)	Baa1	5.6494	07/01/09	10,000	10,015,750

					40,039,570

Health Care & Pharmaceutical 0.5%
Cardinal Health, Inc., 144A(a)	Baa2	5.6194	10/02/09	20,000	20,003,360

Insurance 1.6%
Lincoln National Corp., Sr. Unsec’d. Notes(a)	A3	5.42	03/12/10	35,000	35,012,145
Lincoln National Corp., Unsec’d. Notes(a)	A3	5.46	04/06/09	25,000	25,034,850

					60,046,995

Media & Entertainment 1.3%
Time Warner, Inc.(a)	Baa2	5.59	11/13/09	30,000	30,052,590
Walt Disney Co., M.T.N.(a)	A3	5.44	09/10/09	20,000	20,029,880

					50,082,470

Non-Captive Finance 7.9%
American Express Credit Corp., M.T.N.(a)	Aa3	5.48	06/16/11	13,100	13,117,397
American Express Credit Corp., M.T.N.(a)	Aa3	5.38	05/19/09	8,000	7,995,096
Capital One Financial Corp., M.T.N. (a)	A3	5.62	09/10/09	25,000	25,064,675
CIT Group, Inc.(a)	A2	5.64	07/28/11	25,000	24,806,625
Citigroup Inc., Notes(a)	A2	5.50	12/19/08	5,000	5,001,145
Citigroup, Inc., Notes (a)	Aa1	5.475	03/16/12	50,000	50,056,800
Countrywide Financial Corp., M.T.N.(a)	A3	5.49	01/05/09	35,000	34,908,510
Countrywide Financial Corp., M.T.N.(a)	A3	5.5663	03/24/09	20,000	19,965,400
General Electric Capital Corp., M.T.N.(a)	Aaa	5.51	02/02/09	8,300	8,316,749
General Electric Capital Corp., M.T.N.(a)	Aaa	5.47	04/10/12	40,000	40,000,680
HSBC Finance Corp.(a)	Aa3	5.64	11/16/09	10,370	10,422,659
HSBC Finance Corp., Notes, M.T.N.(a)	Aa3	5.4875	12/05/08	3,000	3,006,579
International Lease Finance Corp., M.T.N.	A1	5.7556	01/15/10	17,000	17,111,163
John Deere Capital Corp. M.T.N.(a)	A2	5.36	09/01/09	35,000	35,003,605

					294,777,083

Technology 2.0%
Cisco Systems Inc., Notes(a)	A1	5.44	02/20/09	6,000	6,009,378
Hewlett Packard Co.(a)	A2	5.485	05/22/09	10,000	10,001,570
Hewlett-Packard Co., M.T.N.(a)	A2	5.47	03/01/12	59,000	58,961,355

					74,972.303

Telecommunications 1.6%
AT&T, Inc.(a)	A2		5.46	02/05/10	60,000	60,050,161

Utilities 0.8%
Ohio Power Co.(a)	A3		5.53	04/05/10	30,000	30,021,720

Total corporate bonds (cost $ 1,176,968,363)						1,177,329,005

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.6%
Federal National Mortgage Association, Ser. 2006-5, Class 2A1(a)	AAA	(e)	5.028	11/25/28	16,760	16,804,866
Federal National Mortgage Association, Ser. 2006-5, Class 3A1(a)	AAA	(e)	5.38	11/25/24	3,705	3,697,891

Total U.S. government agency obligations (cost $ 20,465,196)						20,502,757

Total long-term investments (cost $ 3,600,847,880)						3,598,442,141

SHORT-TERM INVESTMENTS 4.6%

CERTIFICATES OF DEPOSIT 0.5%
Bank 0.5%
National Bank Canada NY (cost $ 15,998,259)	P-1		5.28%	11/19/07	16,000	16,000,640

COMMERCIAL PAPER 2.3%(b)
Alcoa Inc.	P-1		5.29	06/28/07	25,000	24,789,631
BHP Billiton Finance, 144A	P-1		5.30	05/01/07	25,000	24,996,321
Gannett Co., 144A	P-2		5.345	05/30/07	10,000	9,957,754
ITT Industries, Inc., 144A	P-2		5.33	05/14/07	10,000	9,979,069
Rockies Express Pipeline, 144A	P-2		5.443	05/01/07	10,000	9,998,513
Time Warner Cable, Inc., 144A	P-2		5.37	05/29/07	5,000	4,978,371
Time Warner Cable, Inc., 144A	P-2		5.35	05/30/07	1,000	995,672

Total commercial paper (cost $ 85,699,434)						85,695,331

CORPORATE BONDS 1.4%
Building Materials & Construction 0.4%
Centex Corp., M.T.N.(a)	Baa2		5.61	08/01/07	15,000	15,007,154

Capital Goods 0.3%
ERAC USA Finance Co., 144A	Baa1		6.75	05/15/07	13,545	13,550,812

Chemicals 0.1%
Praxair, Inc.	A2		4.75	07/15/07	3,770	3,766,317

Foods 0.3%
Kraft Foods, Inc.	Baa1	5.25	06/01/07	10,000	9,996,958

Telecommunications 0.3%
Vodafone Group PLC(a)	A3	5.41	06/29/07	10,000	10,000,069

Total corporate bonds (cost $ 52,313,748)					52,321,310

LOAN PARTICIPATIONS 0.4%
Regency Centers Corp.(c)	Baa2	5.39	05/23/07	5,000	5,000,000
Weatherford International Ltd.(c)	P-2	5.43	05/01/07	11,405	11,405,000

Total loan participations (cost $ 16,405,000)					16,405,000

Total short-term investments (cost $ 170,416,441)					170,422,281

Total Investments 100.6% (cost $3,771,264,321)(f)					3,768,864,422

Other liabilities in excess of assets (0.6%)					(21,213,574)

Net Assets 100.0%					$3,747,650,848

The following abbreviations are used in the portfolio descriptions:

LLC— Limited Liability Company

M.T.N.—Medium Term Note

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
*	The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Private placement security which is restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $30,182,000. The aggregate value of $29,984,610 is 0.8% of net assets.
(e)	Standard & Poor’s Rating.
(f)	The cost basis for federal income tax purposes is substantially the same as that used for financial statements purposes.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Money Market Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Core Investment Fund

By (Signature and Title)*	/s/ Deborah A. Docs

Deborah A. Docs
Secretary of the Fund
Date June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer
Date June 28, 2007

By (Signature and Title)*	/s/ Grace C. Torres

Grace C. Torres
Treasurer and Principal Financial Officer
Date June 28, 2007

*	Print the name and title of each signing officer under his or her signature.